Mortgage Core Fund
Portfolio of Investments
March 31, 2022 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—84.6%
	Federal Home Loan Mortgage Corporation—25.8%
$ 38,314,893	2.000%, 11/1/2036	$ 37,246,187
11,743,345	2.000%, 9/1/2050	10,956,448
18,660,302	2.000%, 9/1/2050	17,421,577
4,179,343	2.000%, 12/1/2050	3,896,682
6,028,775	2.000%, 2/1/2051	5,613,495
22,292,299	2.000%, 3/1/2051	20,749,775
32,353,331	2.000%, 4/1/2051	30,114,629
7,547,274	2.000%, 4/1/2051	7,025,038
17,034,757	2.000%, 5/1/2051	15,856,030
4,040,025	2.000%, 6/1/2051	3,757,949
121,205	2.000%, 11/1/2051	113,797
37,430,556	2.000%, 1/1/2052	34,852,231
1,634,287	2.500%, 10/1/2049	1,568,844
6,422,871	2.500%, 7/1/2051	6,148,112
12,669,092	2.500%, 8/1/2051	12,127,131
15,272,283	2.500%, 8/1/2051	14,604,644
41,837,691	2.500%, 9/1/2051	39,992,385
45,853,918	2.500%, 9/1/2051	43,845,800
33,505,194	2.500%, 10/1/2051	32,037,874
14,541,704	2.500%, 1/1/2052	13,891,235
13,925,355	2.500%, 2/1/2052	13,315,510
26,934,416	2.500%, 2/1/2052	25,746,439
12,665,980	2.500%, 2/1/2052	12,111,289
1,780,111	3.000%, 4/1/2031	1,800,215
1,621,076	3.000%, 1/1/2032	1,638,624
2,293,850	3.000%, 3/1/2032	2,319,756
2,902,443	3.000%, 3/1/2032	2,935,222
2,664,126	3.000%, 6/1/2032	2,694,214
3,458,064	3.000%, 6/1/2032	3,497,118
6,285,103	3.000%, 11/1/2032	6,350,389
1,043,317	3.000%, 12/1/2032	1,054,382
4,177,079	3.000%, 1/1/2033	4,225,950
16,323,208	3.000%, 2/1/2033	16,533,061
2,170,070	3.000%, 7/1/2033	2,194,578
15,544,812	3.000%, 1/1/2043	15,514,040
2,034,805	3.000%, 11/1/2044	2,002,799
528,958	3.000%, 6/1/2045	525,762
4,912,013	3.000%, 10/1/2045	4,886,939
703,193	3.000%, 5/1/2046	700,483
12,266,144	3.000%, 6/1/2046	12,176,698
5,575,953	3.000%, 6/1/2046	5,594,537
6,170,493	3.000%, 7/1/2046	6,162,134
2,047,577	3.000%, 9/1/2046	2,031,366
5,020,899	3.000%, 10/1/2046	4,993,229
5,149,228	3.000%, 10/1/2046	5,111,679

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 7,245,455	3.000%, 10/1/2046	$ 7,188,092
3,809,682	3.000%, 11/1/2046	3,777,139
2,663,964	3.000%, 11/1/2046	2,641,208
5,922,020	3.000%, 12/1/2046	5,902,895
7,432,565	3.000%, 1/1/2047	7,369,076
8,374,229	3.000%, 5/1/2047	8,318,398
17,187,358	3.000%, 8/1/2050	16,895,524
18,488,779	3.000%, 10/1/2051	18,127,542
14,603,379	3.000%, 10/1/2051	14,313,207
19,282,905	3.000%, 11/1/2051	18,887,698
44,203,920	3.000%, 11/1/2051	43,325,580
9,732,622	3.000%, 2/1/2052	9,538,016
19,855,111	3.000%, 2/1/2052	19,485,405
7,098,026	3.000%, 2/1/2052	6,959,205
12,138,165	3.000%, 2/1/2052	11,914,046
191,315	3.500%, 6/1/2026	195,454
241,532	3.500%, 6/1/2026	246,758
82,491	3.500%, 7/1/2026	84,276
4,523,021	3.500%, 7/1/2042	4,637,188
3,940,143	3.500%, 9/1/2043	4,037,135
1,918,292	3.500%, 5/1/2046	1,947,529
19,669,781	3.500%, 7/1/2046	20,018,749
12,665,768	3.500%, 11/1/2047	12,839,020
6,516,448	3.500%, 11/1/2047	6,599,476
2,226,357	3.500%, 12/1/2047	2,262,377
12,787,167	3.500%, 12/1/2047	12,936,105
6,927,539	3.500%, 2/1/2048	6,985,930
10,554,965	3.500%, 2/1/2048	10,687,799
15,000,015	3.500%, 12/1/2049	15,049,221
2,054,453	3.500%, 5/1/2051	2,075,012
45,762,754	3.500%, 1/1/2052	45,894,638
13,244,838	3.500%, 1/1/2052	13,327,088
69,026	4.000%, 5/1/2024	70,983
496,938	4.000%, 8/1/2025	511,032
68,635	4.000%, 5/1/2026	70,581
940,573	4.000%, 5/1/2026	967,250
724,628	4.000%, 12/1/2040	748,842
5,556,063	4.000%, 12/1/2041	5,746,882
659,392	4.000%, 1/1/2042	681,869
9,537,335	4.000%, 6/1/2047	9,899,728
8,872,885	4.000%, 10/1/2047	9,151,524
3,687,708	4.000%, 11/1/2047	3,795,563
6,691,520	4.000%, 12/1/2047	6,900,193
3,203,379	4.000%, 2/1/2048	3,296,569
8,779,602	4.000%, 4/1/2048	9,021,291
3,531,520	4.000%, 5/1/2048	3,625,427
3,316,362	4.000%, 6/1/2048	3,436,156
48,090	4.500%, 7/1/2024	49,100
54,080	4.500%, 8/1/2024	55,191
109,580	4.500%, 9/1/2024	111,882

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 54,523	4.500%, 9/1/2024	$ 55,642
90,548	4.500%, 6/1/2025	92,590
496,129	4.500%, 11/1/2039	523,360
1,470,154	4.500%, 5/1/2040	1,552,382
145,184	4.500%, 6/1/2040	153,325
209,694	4.500%, 7/1/2040	221,371
439,743	4.500%, 8/1/2040	464,157
820,037	4.500%, 8/1/2040	865,787
2,538,073	4.500%, 9/1/2040	2,681,726
448,462	4.500%, 7/1/2041	477,675
397,411	4.500%, 7/1/2041	424,540
305,166	4.500%, 7/1/2041	325,045
5,884,445	4.500%, 2/1/2048	6,234,196
3,943,063	4.500%, 5/1/2048	4,112,118
2,086,603	4.500%, 10/1/2048	2,172,478
16,642	5.000%, 6/1/2023	16,902
36,644	5.000%, 7/1/2023	37,215
15,241	5.000%, 7/1/2023	15,478
11,856	5.000%, 7/1/2025	12,052
898,214	5.000%, 1/1/2034	949,482
329,730	5.000%, 5/1/2034	348,879
1,139	5.000%, 11/1/2035	1,214
357,381	5.000%, 4/1/2036	381,029
496	5.000%, 4/1/2036	530
9,045	5.000%, 4/1/2036	9,629
84,660	5.000%, 4/1/2036	90,339
75,356	5.000%, 5/1/2036	80,467
62,677	5.000%, 6/1/2036	66,820
136,333	5.000%, 6/1/2036	144,653
352,475	5.000%, 12/1/2037	376,951
57,957	5.000%, 5/1/2038	61,910
28,720	5.000%, 6/1/2038	30,735
61,885	5.000%, 9/1/2038	66,262
59,786	5.000%, 2/1/2039	64,076
60,376	5.000%, 6/1/2039	64,766
1,684,331	5.000%, 10/1/2039	1,803,346
140,424	5.000%, 2/1/2040	150,469
263,165	5.000%, 8/1/2040	282,517
775,936	5.500%, 5/1/2034	833,582
22,702	5.500%, 3/1/2036	24,719
57,631	5.500%, 3/1/2036	62,531
25,295	5.500%, 3/1/2036	27,547
96,670	5.500%, 3/1/2036	104,477
213,458	5.500%, 6/1/2036	232,368
85,866	5.500%, 6/1/2036	93,507
45,347	5.500%, 6/1/2036	49,119
81,046	5.500%, 9/1/2037	88,666
175,935	5.500%, 9/1/2037	191,496
104,335	5.500%, 12/1/2037	114,108
13,494	5.500%, 3/1/2038	14,725

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 9,009	6.000%, 7/1/2029	$ 9,620
22,100	6.000%, 2/1/2032	23,944
11,713	6.000%, 5/1/2036	12,886
41,992	6.000%, 8/1/2037	46,557
222,882	6.000%, 9/1/2037	246,451
4,467	6.500%, 6/1/2029	4,845
1,899	6.500%, 7/1/2029	2,048
150,914	6.500%, 11/1/2036	171,015
372,359	6.500%, 10/1/2037	424,121
1,606	6.500%, 4/1/2038	1,829
1,641	6.500%, 4/1/2038	1,868
7,306	7.000%, 4/1/2032	8,092
112,933	7.000%, 4/1/2032	127,734
31,871	7.000%, 9/1/2037	37,165
14,441	7.500%, 10/1/2029	15,898
7,673	7.500%, 11/1/2029	8,466
9,732	7.500%, 4/1/2031	10,348
11,375	7.500%, 5/1/2031	12,764
1,706	8.000%, 3/1/2030	1,888
31,177	8.000%, 1/1/2031	34,952
27,624	8.000%, 2/1/2031	30,950
14,276	8.000%, 3/1/2031	15,949
763	8.500%, 9/1/2025	816
211	8.500%, 9/1/2025	224
	TOTAL	949,042,513
	Federal National Mortgage Association—57.5%
28,673,791	1.500%, 10/1/2036	27,222,396
47,278,567	2.000%, 10/1/2036	45,989,389
47,725,832	2.000%, 11/1/2036	46,424,458
24,568,976	2.000%, 1/1/2037	23,895,196
4,613,912	2.000%, 9/1/2050	4,304,744
22,468,318	2.000%, 10/1/2050	21,032,977
11,968,435	2.000%, 10/1/2050	11,166,455
28,974,448	2.000%, 11/1/2050	27,014,822
7,943,522	2.000%, 1/1/2051	7,396,349
27,109,881	2.000%, 2/1/2051	25,242,474
53,852,932	2.000%, 2/1/2051	50,126,557
9,106,295	2.000%, 3/1/2051	8,476,182
9,114,538	2.000%, 3/1/2051	8,483,854
31,780,786	2.000%, 3/1/2051	29,581,702
15,452,025	2.000%, 3/1/2051	14,382,816
20,713,929	2.000%, 3/1/2051	19,280,621
13,091,464	2.000%, 3/1/2051	12,193,777
33,010,210	2.000%, 3/1/2051	30,726,055
16,267,006	2.000%, 3/1/2051	15,141,404
6,784,499	2.000%, 3/1/2051	6,315,043
29,655,680	2.000%, 4/1/2051	27,603,644
9,631,413	2.000%, 4/1/2051	8,964,963
8,923,188	2.000%, 4/1/2051	8,330,841
4,760,260	2.000%, 4/1/2051	4,438,310

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 13,632,502	2.000%, 4/1/2051	$ 12,710,496
16,795,862	2.000%, 4/1/2051	15,633,665
4,149,671	2.000%, 5/1/2051	3,869,017
53,364,660	2.000%, 5/1/2051	49,672,071
9,107,811	2.000%, 5/1/2051	8,477,593
20,795,889	2.000%, 6/1/2051	19,376,405
12,414,587	2.000%, 8/1/2051	11,543,916
20,122,402	2.000%, 8/1/2051	18,824,348
17,017,479	2.000%, 10/1/2051	15,823,994
18,193,184	2.000%, 11/1/2051	16,911,558
33,551,671	2.000%, 1/1/2052	31,188,110
53,006,040	2.000%, 2/1/2052	49,255,444
1,891,750	2.500%, 2/1/2028	1,891,197
11,315,951	2.500%, 11/1/2049	10,862,818
2,295,464	2.500%, 12/1/2049	2,203,545
40,058,008	2.500%, 4/1/2050	38,413,246
16,727	2.500%, 1/1/2051	16,143
18,471,722	2.500%, 2/1/2051	17,682,977
18,300,925	2.500%, 4/1/2051	17,525,193
16,902,338	2.500%, 5/1/2051	16,201,735
33,441,436	2.500%, 5/1/2051	31,989,971
17,580,251	2.500%, 6/1/2051	16,833,694
16,985,876	2.500%, 7/1/2051	16,243,326
5,181,638	2.500%, 8/1/2051	4,955,119
15,938,971	2.500%, 9/1/2051	15,247,169
18,351,941	2.500%, 10/1/2051	17,548,240
39,333,764	2.500%, 11/1/2051	37,586,605
34,183,735	2.500%, 11/1/2051	32,772,159
128,823	2.500%, 11/1/2051	121,816
39,727,407	2.500%, 12/1/2051	37,950,348
81,325	2.500%, 12/1/2051	78,609
38,087	2.500%, 12/1/2051	36,015
8,773,079	2.500%, 1/1/2052	8,380,648
25,627,449	2.500%, 1/1/2052	24,505,125
22,139,839	2.500%, 1/1/2052	21,163,332
48,055,023	2.500%, 1/1/2052	45,935,494
63,555	2.500%, 1/1/2052	60,098
49,266,726	2.500%, 2/1/2052	47,093,753
7,253,308	2.500%, 3/1/2052	6,935,658
1,316,223	3.000%, 2/1/2032	1,329,607
3,015,724	3.000%, 8/1/2043	3,006,927
1,767,494	3.000%, 9/1/2043	1,762,338
7,171,595	3.000%, 8/1/2046	7,119,299
3,362,632	3.000%, 9/1/2046	3,347,568
3,002,717	3.000%, 10/1/2046	2,978,944
1,534,444	3.000%, 10/1/2046	1,522,296
3,096,938	3.000%, 11/1/2046	3,070,484
2,722,647	3.000%, 11/1/2046	2,701,091
3,710,160	3.000%, 11/1/2046	3,679,627
899,229	3.000%, 1/1/2047	891,547

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 26,726,162	3.000%, 1/1/2047	$ 26,497,865
849,696	3.000%, 2/1/2047	846,952
4,884,754	3.000%, 3/1/2047	4,843,028
9,705,620	3.000%, 3/1/2047	9,634,846
1,174,322	3.000%, 4/1/2047	1,164,290
6,324,300	3.000%, 12/1/2047	6,282,135
10,221,748	3.000%, 12/1/2047	10,175,959
3,772,418	3.000%, 2/1/2048	3,731,941
1,092,335	3.000%, 2/1/2048	1,080,615
3,182,814	3.000%, 11/1/2049	3,135,585
1,255,966	3.000%, 11/1/2049	1,235,818
12,346,761	3.000%, 12/1/2049	12,148,693
17,247,353	3.000%, 12/1/2049	16,970,670
25,165,345	3.000%, 8/1/2050	24,738,048
20,456,739	3.000%, 9/1/2050	20,109,391
33,813,982	3.000%, 5/1/2051	33,197,567
59,250,000	3.000%, 5/1/2051	58,188,412
33,395,061	3.000%, 6/1/2051	32,786,282
30,136,293	3.000%, 9/1/2051	29,612,820
20,715,841	3.000%, 10/1/2051	20,304,213
18,978,272	3.000%, 11/1/2051	18,601,170
44,768,009	3.000%, 11/1/2051	43,864,470
32,192,055	3.000%, 12/1/2051	31,532,272
14,884,966	3.000%, 12/1/2051	14,579,895
28,000,000	3.000%, 12/1/2051	27,469,884
25,946,415	3.000%, 1/1/2052	25,503,828
19,894,707	3.000%, 2/1/2052	19,518,046
19,864,181	3.000%, 2/1/2052	19,469,476
10,000,000	3.000%, 2/1/2052	9,804,423
105,535	3.500%, 11/1/2025	107,785
161,055	3.500%, 11/1/2025	164,489
189,785	3.500%, 12/1/2025	193,891
191,860	3.500%, 1/1/2026	196,011
52,027	3.500%, 1/1/2026	53,153
16,821,319	3.500%, 4/1/2033	17,290,371
7,690,739	3.500%, 9/1/2042	7,884,863
12,516,813	3.500%, 7/1/2045	12,766,258
4,994,353	3.500%, 8/1/2046	5,064,231
5,049,142	3.500%, 8/1/2046	5,122,942
8,336,642	3.500%, 9/1/2046	8,441,559
5,723,840	3.500%, 11/1/2046	5,821,811
5,059,417	3.500%, 2/1/2047	5,146,015
8,153,366	3.500%, 11/1/2047	8,257,251
8,681,633	3.500%, 12/1/2047	8,764,440
4,090,994	3.500%, 4/1/2048	4,126,499
3,024,606	3.500%, 7/1/2051	3,062,435
25,883,435	3.500%, 9/1/2051	25,964,499
22,267,822	3.500%, 1/1/2052	22,452,382
19,895,211	3.500%, 3/1/2052	19,954,413
89,997,378	3.500%, 3/1/2052	90,265,183

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 139,598	4.000%, 12/1/2025	$ 143,557
171,513	4.000%, 7/1/2026	176,378
1,223,263	4.000%, 2/1/2041	1,265,016
3,191,709	4.000%, 12/1/2041	3,300,352
1,511,226	4.000%, 3/1/2042	1,562,434
2,397,205	4.000%, 4/1/2042	2,497,281
942,715	4.000%, 3/1/2046	980,304
1,390,886	4.000%, 7/1/2046	1,437,868
1,733,066	4.000%, 9/1/2046	1,793,638
2,428,434	4.000%, 11/1/2046	2,510,463
10,178,472	4.000%, 6/1/2047	10,565,226
3,810,647	4.000%, 10/1/2047	3,924,480
5,816,732	4.000%, 10/1/2047	5,988,673
3,543,258	4.000%, 11/1/2047	3,649,103
4,984,866	4.000%, 12/1/2047	5,168,669
3,530,412	4.000%, 1/1/2048	3,668,972
4,303,257	4.000%, 2/1/2048	4,425,753
4,276,625	4.000%, 2/1/2048	4,397,027
8,556,619	4.000%, 2/1/2048	8,806,877
1,868,702	4.000%, 2/1/2048	1,934,744
3,860,135	4.000%, 2/1/2048	3,972,430
2,017,548	4.000%, 3/1/2048	2,087,400
1,400,674	4.000%, 3/1/2048	1,444,835
3,826,760	4.000%, 5/1/2048	3,926,126
1,123,225	4.000%, 6/1/2048	1,151,952
3,991,167	4.000%, 6/1/2048	4,092,307
2,030,444	4.000%, 7/1/2048	2,077,805
105,338	4.500%, 2/1/2039	110,901
543,493	4.500%, 5/1/2040	573,867
1,422,455	4.500%, 10/1/2040	1,503,095
168,316	4.500%, 11/1/2040	177,871
1,818,151	4.500%, 4/1/2041	1,936,585
897,865	4.500%, 6/1/2041	956,352
82,526	5.000%, 5/1/2023	83,732
14,281	5.000%, 8/1/2023	14,504
130,537	5.000%, 11/1/2023	133,127
1,209,915	5.000%, 2/1/2036	1,289,173
660,443	5.000%, 7/1/2040	708,364
646,395	5.000%, 10/1/2041	702,021
26,799	5.500%, 1/1/2032	28,641
17,509	5.500%, 1/1/2032	18,737
268,804	5.500%, 9/1/2034	289,958
795,757	5.500%, 12/1/2034	858,405
23,901	5.500%, 4/1/2035	25,734
336,858	5.500%, 11/1/2035	364,970
172,719	5.500%, 1/1/2036	187,241
59,504	5.500%, 3/1/2036	64,522
287,867	5.500%, 4/1/2036	311,729
414,236	5.500%, 4/1/2036	449,027
198,470	5.500%, 5/1/2036	216,188

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 86,698	5.500%, 9/1/2036	$ 94,043
280,528	5.500%, 8/1/2037	304,497
128,795	5.500%, 7/1/2038	140,867
358,484	5.500%, 4/1/2041	396,038
7,387	6.000%, 1/1/2029	7,862
9,745	6.000%, 2/1/2029	10,365
2,914	6.000%, 2/1/2029	3,085
3,876	6.000%, 4/1/2029	4,148
9,941	6.000%, 5/1/2029	10,641
5,715	6.000%, 5/1/2029	6,085
443,868	6.000%, 7/1/2034	487,389
240,113	6.000%, 11/1/2034	263,204
102,356	6.000%, 7/1/2036	113,344
29,413	6.000%, 7/1/2036	32,585
98,747	6.000%, 10/1/2037	109,630
95,738	6.000%, 6/1/2038	105,933
601,302	6.000%, 7/1/2038	668,234
47,756	6.000%, 9/1/2038	53,101
34,457	6.000%, 10/1/2038	38,423
298,136	6.000%, 2/1/2039	330,975
18,537	6.500%, 9/1/2028	19,631
2,601	6.500%, 8/1/2029	2,810
4,532	6.500%, 6/1/2031	4,983
12,483	6.500%, 6/1/2031	13,651
1,860	6.500%, 6/1/2031	2,035
2,352	6.500%, 6/1/2031	2,509
2,617	6.500%, 1/1/2032	2,877
38,810	6.500%, 3/1/2032	42,870
133,461	6.500%, 4/1/2032	147,255
21,536	6.500%, 5/1/2032	23,889
154,423	6.500%, 7/1/2036	174,739
6,059	6.500%, 8/1/2036	6,850
13,242	6.500%, 9/1/2036	15,071
33,174	6.500%, 12/1/2036	37,507
59,961	6.500%, 9/1/2037	68,463
199	6.500%, 12/1/2037	226
32,598	6.500%, 10/1/2038	37,168
143	7.000%, 7/1/2023	147
2,800	7.000%, 2/1/2024	2,854
305	7.000%, 5/1/2024	318
1,152	7.000%, 7/1/2024	1,205
761	7.000%, 7/1/2025	806
9,209	7.000%, 9/1/2031	10,245
5,307	7.000%, 9/1/2031	5,979
81,344	7.000%, 11/1/2031	91,807
5,723	7.000%, 12/1/2031	6,454
37,616	7.000%, 1/1/2032	39,975
25,042	7.000%, 2/1/2032	28,189
25,867	7.000%, 3/1/2032	29,196
50,560	7.000%, 3/1/2032	55,422

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 5,004	7.000%, 4/1/2032	$ 5,659
17,428	7.000%, 4/1/2032	19,434
107,201	7.000%, 4/1/2032	121,399
12,212	7.000%, 6/1/2032	13,839
193,669	7.000%, 6/1/2037	226,172
807	7.500%, 1/1/2030	893
6,513	7.500%, 9/1/2030	7,232
6,053	7.500%, 5/1/2031	6,761
2,481	7.500%, 6/1/2031	2,776
25,107	7.500%, 8/1/2031	28,163
35,910	7.500%, 1/1/2032	39,412
2,984	7.500%, 6/1/2033	3,266
2,442	8.000%, 10/1/2026	2,591
1,528	8.000%, 11/1/2029	1,693
189	9.000%, 6/1/2025	202
	TOTAL	2,119,283,968
	Government National Mortgage Association—1.3%
7,097,136	3.000%, 1/20/2047	7,088,962
782,027	3.500%, 8/15/2043	807,192
526,573	3.500%, 8/15/2043	543,518
9,788,118	3.500%, 3/20/2047	9,954,110
11,634,156	3.500%, 11/20/2047	11,836,179
740,369	4.000%, 9/15/2040	767,279
2,003,016	4.000%, 10/15/2040	2,073,537
927,008	4.000%, 1/15/2041	960,623
1,239,403	4.000%, 10/15/2041	1,284,966
4,210,804	4.000%, 6/15/2048	4,377,763
220,561	4.500%, 1/15/2039	234,840
145,801	4.500%, 6/15/2039	155,240
562,974	4.500%, 10/15/2039	599,420
210,312	4.500%, 1/15/2040	223,927
119,775	4.500%, 6/15/2040	127,529
123,566	4.500%, 9/15/2040	131,566
141,094	4.500%, 2/15/2041	151,683
634,562	4.500%, 3/15/2041	675,642
57,947	4.500%, 5/15/2041	62,296
2,080,235	4.500%, 6/20/2041	2,214,959
404,451	4.500%, 9/15/2041	434,805
368,044	4.500%, 10/15/2043	395,781
341,689	5.000%, 1/15/2039	367,418
289,192	5.000%, 5/15/2039	310,969
390,584	5.000%, 8/20/2039	414,158
131,893	5.500%, 12/15/2038	142,367
94,794	5.500%, 12/20/2038	102,889
166,579	5.500%, 1/15/2039	180,506
182,374	5.500%, 2/15/2039	197,507
6,249	6.000%, 10/15/2028	6,635
4,746	6.000%, 3/15/2029	5,069
65,935	6.000%, 2/15/2036	72,531
97,017	6.000%, 4/15/2036	106,843

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 81,122		6.000%, 6/15/2037	$ 89,450
10,125		6.500%, 10/15/2028	10,894
4,521		6.500%, 10/15/2028	4,747
5,552		6.500%, 11/15/2028	5,946
6,613		6.500%, 12/15/2028	7,077
2,625		6.500%, 2/15/2029	2,820
10,570		6.500%, 3/15/2029	11,319
22,873		6.500%, 9/15/2031	24,907
52,737		6.500%, 2/15/2032	57,613
9,386		7.000%, 11/15/2027	10,020
6,086		7.000%, 6/15/2028	6,528
10,761		7.000%, 11/15/2028	11,550
6,844		7.000%, 1/15/2029	7,380
6,621		7.000%, 5/15/2029	7,188
1,209		7.000%, 10/15/2029	1,297
19,200		7.000%, 5/15/2030	20,841
13,305		7.000%, 11/15/2030	14,534
9,210		7.000%, 12/15/2030	9,957
12,738		7.000%, 8/15/2031	13,927
44,868		7.000%, 10/15/2031	49,298
10,031		7.000%, 12/15/2031	11,073
9,226		7.500%, 8/15/2029	10,057
36,719		7.500%, 10/15/2029	40,217
2,895		7.500%, 10/15/2030	3,179
6,336		7.500%, 1/15/2031	7,031
733		8.000%, 8/15/2029	810
2,247		8.000%, 10/15/2029	2,484
8,068		8.000%, 11/15/2029	8,923
7,659		8.000%, 1/15/2030	8,412
2,981		8.000%, 10/15/2030	3,291
67,318		8.000%, 11/15/2030	74,879
3,354		8.500%, 5/15/2029	3,725
		TOTAL	47,550,083
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,197,228,535)	3,115,876,564
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.0%
		Federal Home Loan Mortgage Corporation—0.3%
11,522,582	[1]	REMIC, Series 3284, Class AF, 0.707% (1-month USLIBOR +0.310%), 3/15/2037	11,505,810
		Government National Mortgage Association—0.1%
3,018,503	[1]	REMIC, Series 2005-71, Class FA, 0.570% (1-month USLIBOR +0.140%), 9/16/2035	3,013,802
		Non-Agency Mortgage-Backed Securities—4.6%
501,978		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	363,448
278,282		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	96,070
37,900,000		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/26/2052	34,952,388
39,465,144		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	37,564,341
39,126,093		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	36,156,485
45,059,800		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	41,625,752
188,836		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.850%, 8/25/2035	198,685
2,004,483		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,995,105
3,543,550		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,536,787

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 15,901,827		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	$ 14,675,026
		TOTAL	171,164,087
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $190,236,299)	185,683,699
		ASSET-BACKED SECURITIES—3.2%
		Auto Receivables—0.3%
10,025,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	9,959,949
		Credit Card—0.4%
12,340,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.727% (1-month USLIBOR +0.330%), 8/15/2025	12,352,515
		Single Family Rental Securities—1.2%
15,200,000		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	15,102,720
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	16,133,765
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,768,268
		TOTAL	45,004,753
		Student Loans—1.3%
5,147,303		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	5,017,494
10,682,923		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	10,327,630
9,129,245		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	8,848,243
11,285,530	[1]	SMB Private Education Loan Trust 2018-A, Class A2B, 1.197% (1-month USLIBOR +0.800%), 2/15/2036	11,253,786
13,334,341	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.497% (1-month USLIBOR +1.100%), 7/15/2053	13,400,104
		TOTAL	48,847,257
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $117,177,539)	116,164,474
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.6%
		Agency Commercial Mortgage-Backed Securities—0.6%
23,310,084	[1]	FHLMC REMIC, Series KF90, Class AS, 0.430% (Secured Overnight Financing Rate +0.380%), 9/25/2030 (IDENTIFIED COST $23,310,084)	23,328,557
		INVESTMENT COMPANY—11.1%
407,483,210		Federated Hermes Government Obligations Fund, Premier Shares, 0.19%[2] (IDENTIFIED COST $407,483,210)	407,483,210
		TOTAL INVESTMENT IN SECURITIES—104.5% (IDENTIFIED COST $3,935,435,667)	3,848,536,504
		OTHER ASSETS AND LIABILITIES - NET—(4.5)%[3]	(166,622,963)
		TOTAL NET ASSETS—100%	$3,681,913,541
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2021	$1,233,856,835
Purchases at Cost	$912,869,716
Proceeds from Sales	$(1,739,243,341)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 3/31/2022	$407,483,210
Shares Held as of 3/31/2022	407,483,210
Dividend Income	$84,788

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees.
The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$3,115,876,564	$—	$3,115,876,564
Collateralized Mortgage Obligations	—	185,683,699	—	185,683,699
Asset-Backed Securities	—	116,164,474	—	116,164,474
Commercial Mortgage-Backed Security	—	23,328,557	—	23,328,557
Investment Company	407,483,210	—	—	407,483,210
TOTAL SECURITIES	$407,483,210	$3,441,053,294	$—	$3,848,536,504

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit